Financial instruments and risk management - Currency risk - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Foreign currency borrowings and financial derivatives designated in net investment hedge relationships	£ 23,551	£ 20,445
US dollar | Transaction exposure hedging risk
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period (in months)	24 months
Target hedge ratio	75.00%
Other Currencies | Transaction exposure hedging risk
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period (in months)	18 months
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Maximum total net investment value at risk to total net asset percentage	20.00%
Value at risk, loss defining period (in years)	1 year
Percentage of probability confidence level	95.00%
Foreign currency borrowings and financial derivatives designated in net investment hedge relationships	£ 8,742	£ 7,780